Commitments and Contingencies (Details)		1 Months Ended	12 Months Ended
	Sep. 08, 2023 USD ($)	Jul. 30, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Jun. 30, 2023 CNY (¥)
Commitments and Contingencies (Details) [Line Items]
Court ordered return of payment			¥ 44,941,000
First Bank Account [Member]
Commitments and Contingencies (Details) [Line Items]
Frozen amount				¥ 417,565
Second Bank Account [Member]
Commitments and Contingencies (Details) [Line Items]
Frozen amount				¥ 417,565
Subsequent Event [Member]
Commitments and Contingencies (Details) [Line Items]
Court ordered return of payment		¥ 130,000
Forecast [Member]
Commitments and Contingencies (Details) [Line Items]
Court ordered return of payment | $	$ 300,000
Indemnification Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Demanding return of indemnity			¥ 1,680,527